SCHEDULE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,717,795	$ 6,224,187	$ 1,197,391	$ 1,579,718	$ 2,512,768	$ 885,272
Financial assets at amortized cost		9,258,897		1,652,862	2,533,290
Trade and other payables		524,624		416,398
Lease liabilities		6,324		14,419	23,131
Warrant liabilities	$ 111,129	146,613
Financial liabilities at FVTPL		146,613		3,401,237	2,310,757
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		969,702		1,228,823	1,158,194
Convertible loans				3,401,237	2,310,757
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		521,680		410,798	210,253
Lease liabilities		6,324		14,419	23,131
Borrowings other than convertible loans		441,698		803,606	924,810
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other receivables		263,830		73,144	20,522
Cash and cash equivalents		$ 8,995,067		$ 1,579,718	$ 2,512,768